Segment Disclosures	12 Months Ended
Dec. 31, 2024
Segment Disclosures [Abstract]
Segment Disclosures

16. Segment Disclosures

During the years ended December 31, 2024 and 2023, the Company had three operating segments including:

●	Cybersecurity, which is comprised of HWN and OCL.

●	SVC, which consists of the Company’s SVC subsidiary.

●	Corporate, which consists of the rest of the Company’s operations.

Factors used to identify the Company’s reportable segments include the organizational structure of the Company and the financial information available for evaluation by the chief operating decision-maker in making decisions about how to allocate resources and assess performance. The Company’s operating segments have been broken out based on similar economic and other qualitative criteria. The Company operates all reporting segments in one geographical area (the United States).

Financial statement information by operating segment for the years ended December 31, 2024 is presented below:

	Year Ended December 31, 2024
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$4,302,417	$4,076,291	$8,378,708
Operating (loss) income	(2,433,902)	(5,871,492)	(248,673)	(8,554,067)
Interest expense	430,462	726,193	6,523	1,163,178
Depreciation and amortization	-	240,378	554,460	794,838
Total assets as of December 31, 2024	$16,265	$231,631	$5,538,875	$5,786,771

Geographic information as of and for the year ended December 31, 2024 is presented below:

	Revenues For The Year Ended December 31, 2024	Long-lived Assets as of December 31, 2024
United States	8,378,708	4,523,026
Consolidated total	$8,378,708	$4,523,026

Financial statement information by operating segment for the years ended December 31, 2023 is presented below:

	Year Ended December 31, 2023
	Corporate	Cybersecurity	SVC	Total

Net sales	$-	$3,031,579	$3,874,581	$6,906,160
Operating (loss) income	(2,622,121)	(6,772,172)	(2,556,116)	(11,950,409)
Interest expense	334,609	2,123,654	-	2,458,263
Depreciation and amortization	-	255,263	589,194	844,457
Total assets as of December 31, 2023	$14,929	$3,366,938	$7,449,887	$10,831,754

Geographic information as of and for the year ended December 31, 2023 is presented below:

	Revenues For The Year Ended December 31, 2023	Long-lived Assets as of December 31, 2023
United States	6,906,160	8,087,043
Consolidated total	$6,906,160	$8,087,043